N-4	Aug. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Aug. 15, 2023
Amendment Flag	false
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I♦, †
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC BlackRock (Singapore) Limited
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%